SIDLEY AUSTIN LLP ONE SOUTH DEARBORN STREET CHICAGO, IL 60603 +1 312 853 7000 +1 312 853 7036 FAX	BEIJING BOSTON BRUSSELS CENTURY CITY CHICAGO DALLAS GENEVA	HONG KONG HOUSTON LONDON LOS ANGELES MUNICH NEW YORK PALO ALTO	SAN FRANCISCO SHANGHAI SINGAPORE SYDNEY TOKYO WASHINGTON, D.C.
FOUNDED 1866

November 7, 2016

VIA EDGAR

Ms. Deborah O’Neal-Johnson

Division of Investment Management

Securities and Exchange Commission

100 F Street, NE

Washington, D.C. 20549

Re:	Post-Effective Amendment No. 240 to the Registration Statement on Form N-1A of BlackRock Funds III (the “Trust”) relating to

BlackRock LifePath® Dynamic Retirement Fund, BlackRock LifePath® Dynamic 2020 Fund, BlackRock LifePath® Dynamic 2025 Fund, BlackRock LifePath® Dynamic 2030 Fund, BlackRock LifePath® Dynamic 2035 Fund, BlackRock LifePath® Dynamic 2040 Fund, BlackRock LifePath® Dynamic 2045 Fund, BlackRock LifePath® Dynamic 2050 Fund and BlackRock LifePath® Dynamic 2055 Fund

Dear Ms. O’Neal-Johnson:

On behalf of the Trust, we herewith transmit for filing, under the Securities Act of 1933, as amended (the “Securities Act”), and the Investment Company Act of 1940, as amended (the “1940 Act”), Post-Effective Amendment No. 240 (the “Amendment”) to the Trust’s Registration Statement on Form N-1A (the “Registration Statement”) with respect to BlackRock LifePath® Dynamic Retirement Fund, BlackRock LifePath® Dynamic 2020 Fund, BlackRock LifePath® Dynamic 2025 Fund, BlackRock LifePath® Dynamic 2030 Fund, BlackRock LifePath® Dynamic 2035 Fund, BlackRock LifePath® Dynamic 2040 Fund, BlackRock LifePath® Dynamic 2045 Fund, BlackRock LifePath® Dynamic 2050 Fund and BlackRock LifePath® Dynamic 2055 Fund (the “Funds”).

The Amendment is being filed pursuant to Rule 485(b) under the Securities Act and it is proposed that the Amendment become effective on November 7, 2016.

Sidley Austin (NY) LLP is a Delaware limited liability partnership doing business as Sidley Austin LLP and practicing in affiliation with other Sidley Austin partnerships.

November 7, 2016

The Amendment is being filed for the purpose of completing the information required to be provided in the Registration Statement. We have reviewed the Amendment and represent that it does not contain disclosure that would render it ineligible to become effective pursuant to Rule 485(b).

The Amendment also contains the Trust’s responses to the telephonic comments provided by Deborah O’Neal-Johnson of the staff (the “Staff”) of the Securities and Exchange Commission (the “Commission”) on October 21, 2016 regarding the Trust’s Post-Effective Amendment No. 235 to its Registration Statement filed with the Commission on September 7, 2016 for the purpose of revising the Funds’ prospectuses and statement of additional information to: (i) change the Funds’ names from BlackRock LifePath® Retirement Fund, BlackRock LifePath® 2020 Fund, BlackRock LifePath® 2025 Fund, BlackRock LifePath® 2030 Fund, BlackRock LifePath® 2035 Fund, BlackRock LifePath® 2040 Fund, BlackRock LifePath® 2045 Fund, BlackRock LifePath® 2050 Fund and BlackRock LifePath® 2055 Fund to BlackRock LifePath® Dynamic Retirement Fund, BlackRock LifePath® Dynamic 2020 Fund, BlackRock LifePath® Dynamic 2025 Fund, BlackRock LifePath® Dynamic 2030 Fund, BlackRock LifePath® Dynamic 2035 Fund, BlackRock LifePath® Dynamic 2040 Fund, BlackRock LifePath® Dynamic 2045 Fund, BlackRock LifePath® Dynamic 2050 Fund and BlackRock LifePath® Dynamic 2055 Fund, respectively; (ii) revise certain Funds’ fees and expenses; (iii) revise the Funds’ investment strategies and risks; (iv) add new underlying funds in which the Funds may invest; and (v) replace the Funds’ portfolio managers. The Staff’s comments are described below and have been summarized to the best of our understanding. We have discussed the Staff’s comments with representatives of the Trust. The Trust’s responses to the Staff’s comments are set out immediately under the restated comment. Unless otherwise indicated, defined terms used herein have the meanings set forth in the Registration Statement. For simplicity, this letter uses the term “Fund” to include the applicable master portfolio in which a Fund invests (collectively, the “Master Portfolios”).

Prospectus: Fees and Expenses of the Fund

Comment 1: The Staff notes that footnote 4 to the Fee Table in each Fund’s Investor, Institutional and Class R Shares prospectus and footnote 2 to the Fee Table in each Fund’s Class K Shares prospectus state that the investment adviser: “has contractually agreed to waive 0.30% of its management fee … through April 30, 2018.” The Staff also notes that footnote 6 to the Fee Table in each Fund’s Investor, Institutional and Class R Shares prospectus and footnote 3 to the Fee Table in each Fund’s Class K Shares prospectus state that the investment adviser and administrator: “have contractually agreed to reimburse, or provide offsetting credits…for Independent Expenses through April 30, 2027.” The Staff requests that the Funds consider adding disclosure to these footnotes regarding the conditions under which recoupment of these waivers, reimbursements and/or offsetting credits may occur, if any.

November 7, 2016

Response: The Funds note that there is no recoupment available to the investment adviser or administrator, if applicable, with respect to the management fee or independent expense waivers.

Comment 2: The Staff notes that footnote 5 of the Fee Table in each Fund’s Investor, Institutional and Class R Shares prospectus indicates that administration fees have been restated to reflect current fees. The Staff requests that the Funds confirm that these restatements are due to a reduction in administration fees rather than an increase.

Response: The Funds confirm that the restatements are due to a reduction in administration fees.

Comment 3: The Staff requests confirmation that the Expense Examples will include the contractual management fee and independent expense waivers that will be listed in footnotes to the Fee Table only during the periods in which such waivers are currently effective.

Response: The Funds confirm that their Expense Examples will include the contractual management fee and independent expense waivers that will be listed in footnotes to the Fee Table only during the periods in which such waivers are currently effective.

Prospectus: Principal Investment Strategies of the Fund

Comment 4: The Staff notes that the Funds may invest in derivatives, including futures, options, contracts for difference, forward contracts and/or swaps, including interest rate swaps and credit default swaps, for purposes of managing risk or to enhance total return. The Staff requests confirmation of whether the Funds may invest in additional types of derivatives as a principal investment strategy. If so, the Staff requests that the Funds consider including disclosure on the additional types of derivatives in which the Funds may invest as a principal investment strategy.

Response: The Funds confirm that they have disclosed the derivative instruments in which they intend to invest as a principal investment strategy. In addition, each Fund has made certain changes in the sections entitled “Fund Overview—Principal Investment Strategies of the Fund” and “Details About the Funds—A Further Discussion of the Principal Investment Strategies” to clarify how derivatives will be treated for purposes of the glide path’s asset allocation.

Comment 5: The Staff requests confirmation that if a Fund writes (sells) credit default swaps, it will segregate the full notional value.

Response: The Funds confirm that if a Fund writes (sells) a credit default swap, it will segregate the full notional value of the swap agreement.

Comment 6: The Staff notes that the Funds may invest in derivatives, including total return swaps. The Staff requests that the Funds confirm that, to the extent a Fund will invest in total return swaps, it will monitor its asset segregation requirements as set forth under Section 18 of the 1940 Act and Investment Company Act Release No. 10666.

November 7, 2016

Response: The Funds intend to calculate asset coverage for derivatives using the mark to market value, the notional value or the fair value determined by the Funds’ investment adviser in accordance with procedures approved by the Trust’s Board of Trustees. The Funds confirm that they will maintain an appropriate amount of asset coverage.

Comment 7: The Staff notes that the Funds may invest in dollar roll transactions and reverse repurchase agreements. The Staff requests that the Funds consider incorporating a discussion of reverse repurchase agreements and dollar rolls into the disclosure on leverage risk.

Response: In response to the Staff’s comment, the Funds have moved the risk factor disclosure on dollar rolls and reverse repurchase agreements to the sections of each Fund’s prospectuses entitled “Fund Overview—Principal Risks of Investing in the Fund” and “Details About the Funds—A Further Discussion of Risk Factors—Principal Risks of Investing in the Funds.”

Statement of Additional Information—Investment Restrictions

Comment 8: The Staff requests confirmation that the Funds intend to consider the concentration policies of the underlying funds in which the Funds may invest when determining compliance with the concentration policies of the Funds and Master Portfolios.

Response: The Funds confirm that they intend to consider the concentration policies of the underlying funds in determining compliance with the concentration policies of the Funds and Master Portfolios.

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Please do not hesitate to contact me at (212) 839-8615 if you have comments or if you require additional information regarding the Trust’s Registration Statement.

Respectfully submitted,

/s/ Jesse C. Kean
Jesse C. Kean

cc:	Benjamin Archibald

John A. MacKinnon

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